Variable Interest Entities (Details Narrative 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013 Minimum Interest [Member]	Dec. 31, 2012 Minimum Interest [Member]	Dec. 31, 2013 SWKHP Holdings [Member]	Dec. 31, 2012 Holmdel Pharmaceuticals LP [Member]	Dec. 31, 2012 SWKHP Holdings LP [Member]	Dec. 31, 2012 SWKHP Holdings GP [Member]
Payments to Acquire Intangible Assets								$ 13,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures									6,000	13,000
Stockholders' Equity Attributable to Noncontrolling Interest	5,728	5,728	5,613	7,000
Percent of Pharmaceutical Product's Cash Flow to be Received by the Limited Partnership	84.00%	84.00%		84.00%	39.00%	39.00%
Noncontrolling Interest, Ownership Percentage by Parent								84.00%
Income (Loss) from Equity Method Investments	627	1,042	2,779				1,470
Proceeds from Equity Method Investment, Dividends or Distributions		3,403	5,354				5,354
Payments to Noncontrolling Interests		$ 1,815	$ 2,857				$ 2,857